Average Annual Total Returns{- Franklin Payout 2020 Fund} - Franklin Fund Allocator Series (Payout) FAS3-07 - Franklin Payout 2020 Fund	Advisor Class Return Before Taxes Past 1 year	Advisor Class Return Before Taxes Since Inception	Advisor Class After Taxes on Distributions Past 1 year	Advisor Class After Taxes on Distributions Since Inception	Advisor Class After Taxes on Distributions and Sales Past 1 year	Advisor Class After Taxes on Distributions and Sales Since Inception	Class R6 Return Before Taxes Past 1 year	Class R6 Return Before Taxes Since Inception	Bloomberg Barclays US Government & Credit 2020 Maturity Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	Bloomberg Barclays US Government & Credit 2020 Maturity Index (index reflects no deduction for fees, expenses or taxes) Since Inception
Total	3.50%	2.06%	2.66%	1.18%	2.07%	1.18%	3.50%	2.07%	3.25%	1.77%